INCOME TAXES - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Total deferred taxes recognized		R$ (1,478,210)	R$ 383,597
Tax loss and negative basis
Deferred tax assets and liabilities [abstract]
Beginning balance		3,644,051	3,054,210
Credited / charged from income for the year		(1,343,586)	589,841
Recognized in shareholders' equity
Zero litigation		(41,093)
Foreign exchange differences
Business combination
Ending balance		2,259,372	3,644,051
Post- employment obligations
Deferred tax assets and liabilities [abstract]
Beginning balance		150,336	152,373
Credited / charged from income for the year		(22,290)	(2,037)
Recognized in shareholders' equity
Zero litigation
Foreign exchange differences
Business combination
Ending balance		128,046	150,336
Employee benefits
Deferred tax assets and liabilities [abstract]
Beginning balance		317,819	207,313
Credited / charged from income for the year		(83,111)	110,506
Recognized in shareholders' equity
Zero litigation
Foreign exchange differences
Business combination
Ending balance		234,708	317,819
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance		1,045,267	922,526
Credited / charged from income for the year		5,398	122,741
Recognized in shareholders' equity
Zero litigation
Foreign exchange differences
Business combination		42,963
Ending balance		1,093,628	1,045,267
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance		161,840	167,962
Credited / charged from income for the year		4,990	(6,122)
Recognized in shareholders' equity		145,572
Zero litigation
Foreign exchange differences
Business combination
Ending balance		312,402	161,840
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance		823,286	674,554
Credited / charged from income for the year		(433,630)	148,732
Recognized in shareholders' equity		966
Zero litigation
Foreign exchange differences
Business combination
Ending balance		390,622	823,286
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance		124,379	119,060
Credited / charged from income for the year		249	5,319
Recognized in shareholders' equity
Zero litigation
Foreign exchange differences
Business combination
Ending balance		124,628	124,379
Other
Deferred tax assets and liabilities [abstract]
Beginning balance		1,803,308	2,345,479
Credited / charged from income for the year		(98,736)	(133,596)
Recognized in shareholders' equity
Zero litigation
Foreign exchange differences		1,376,535	(408,575)
Business combination
Ending balance		3,081,107	1,803,308
Deferred Tax Assets
Deferred tax assets and liabilities [abstract]
Beginning balance		8,070,286	7,643,477
Credited / charged from income for the year		(1,970,716)	835,384
Recognized in shareholders' equity		146,538
Zero litigation		(41,093)
Foreign exchange differences		1,376,535	(408,575)
Business combination		42,963
Ending balance		7,624,513	8,070,286
Effects on the formation of joint ventures
Deferred tax assets and liabilities [abstract]
Beginning balance		(103,992)	(106,254)
Credited / charged from income for the year		(63,204)	2,262
Other comprehensive income
Business combination	[1]
Liabilities available for sale
Ending balance		(167,196)	(103,992)
Post-employment obligation
Deferred tax assets and liabilities [abstract]
Beginning balance		(4,641)	(4,594)
Credited / charged from income for the year		(169)	(47)
Other comprehensive income
Business combination	[1]
Liabilities available for sale
Ending balance		(4,810)	(4,641)
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance		(4,426,881)	(4,486,211)
Credited / charged from income for the year		126,999	59,330
Other comprehensive income
Business combination	[1]	(690,775)
Liabilities available for sale
Ending balance		(4,990,657)	(4,426,881)
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance		(299,965)	(226,243)
Credited / charged from income for the year		(69,798)	(73,722)
Other comprehensive income
Business combination	[1]
Liabilities available for sale
Ending balance		(369,763)	(299,965)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Beginning balance		(456,093)	(401,926)
Credited / charged from income for the year		(74,988)	(54,167)
Other comprehensive income
Business combination	[1]
Liabilities available for sale
Ending balance		(531,081)	(456,093)
Fair value adjustment
Deferred tax assets and liabilities [abstract]
Beginning balance		(281,784)	(548,726)
Credited / charged from income for the year		(519,238)	200,336
Other comprehensive income
Business combination	[1]
Liabilities available for sale			66,606
Ending balance		(801,022)	(281,784)
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance		(10,034)	(11,797)
Credited / charged from income for the year		(1,523)	1,763
Other comprehensive income
Business combination	[1]
Liabilities available for sale
Ending balance		(11,557)	(10,034)
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance		(449,561)	(79,092)
Credited / charged from income for the year		301	(370,469)
Other comprehensive income
Business combination	[1]
Liabilities available for sale
Ending balance		(449,260)	(449,561)
Others
Deferred tax assets and liabilities [abstract]
Beginning balance		(1,653,738)	(2,773,878)
Credited / charged from income for the year		(42,518)	1,178,542
Other comprehensive income		(45,513)	(58,402)
Business combination	[1]	(35,608)
Liabilities available for sale
Ending balance		(1,777,377)	(1,653,738)
Deferred Tax Liabilities
Deferred tax assets and liabilities [abstract]
Beginning balance		(7,686,689)	(8,638,721)
Credited / charged from income for the year		(644,138)	943,828
Other comprehensive income		(45,513)	(58,402)
Business combination	[1]	(726,383)
Liabilities available for sale			66,606
Ending balance		R$ (9,102,723)	R$ (7,686,689)

[1]	The respective amount presented differs from the amount shown in note 9.2, due to the write-off of deferred liabilities, now constituted in connection with an indirect stake in the subsidiary Compagas